INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consisted of the following:

September 30, 2016
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,218,399	$—	$1,218,399
Refined products and blendstocks	976,556	359,297	1,335,853
Warehouse stock and other	87,846	—	87,846
	$2,282,801	$359,297	$2,642,098
Lower of cost or market reserve	(677,448)	(119,055)	(796,503)
Total inventories	$1,605,353	$240,242	$1,845,595

December 31, 2015
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,137,605	$—	$1,137,605
Refined products and blendstocks	687,389	411,357	1,098,746
Warehouse stock and other	55,257	—	55,257
	$1,880,251	$411,357	$2,291,608
Lower of cost or market reserve	(966,564)	(150,772)	(1,117,336)
Total inventories	$913,687	$260,585	$1,174,272

Inventory under inventory supply and intermediation arrangements included certain crude oil stored at the Company’s Delaware City refinery's storage facilities that the Company was obligated to purchase as it was consumed in connection with its Crude Supply Agreement that expired on December 31, 2015; and light finished products sold to counterparties in connection with the A&R Intermediation Agreements and stored in the Paulsboro and Delaware City refineries' storage facilities.
Due to the lower crude oil and refined product pricing environment beginning at the end of 2014 and continuing throughout 2015 and 2016, the Company recorded adjustments to value its inventories to the lower of cost or market. During the three months ended September 30, 2016, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased both operating income and net income by $103,990 reflecting the net change in the lower of cost or market inventory reserve from $900,493 at June 30, 2016 to $796,503 at September 30, 2016. During the nine months ended September 30, 2016, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased both operating income and net income by $320,833 reflecting the net change in the lower of cost or market inventory reserve from $1,117,336 at December 31, 2015 to $796,503 at September 30, 2016.
During the three months ended September 30, 2015, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $208,313 reflecting the net change in the lower of cost or market inventory reserve from $562,944 at June 30, 2015 to $771,257 at September 30, 2015. During the nine months ended September 30, 2015 the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $81,147 reflecting the net change in the lower of cost or market inventory reserve from $690,110 at December 31, 2014 to $771,257 at September 30, 2015.

INVENTORIES
Inventories consisted of the following:

December 31, 2015
	Titled Inventory	Inventory Supply and Offtake Arrangements	Total
Crude oil and feedstocks	$1,137,605	$—	$1,137,605
Refined products and blendstocks	687,389	411,357	1,098,746
Warehouse stock and other	55,257	—	55,257
	$1,880,251	$411,357	$2,291,608
Lower of cost or market adjustment	(966,564)	(150,772)	(1,117,336)
Total inventories	$913,687	$260,585	$1,174,272

December 31, 2014
	Titled Inventory	Inventory Supply and Offtake Arrangements	Total
Crude oil and feedstocks	$918,756	$61,122	$979,878
Refined products and blendstocks	520,308	255,459	775,767
Warehouse stock and other	36,726	—	36,726
	$1,475,790	$316,581	$1,792,371
Lower of cost or market adjustment	(609,774)	(80,336)	(690,110)
Total inventories	$866,016	$236,245	$1,102,261

Inventory under inventory supply and intermediation arrangements included certain crude oil stored at the Company's Delaware City refinery's storage facilities that the Company was obligated to purchase as it was consumed in connection with its Crude Supply Agreement that expired on December 31, 2015; and light finished products sold to counterparties in connection with the A&R Intermediation Agreements and stored in the Paulsboro and Delaware City refineries' storage facilities.

Due to the lower crude oil and refined product pricing environment at the end of 2014 and into 2015, the Company recorded adjustments to value its inventories to the lower of cost or market. During the year ended December 31, 2015, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $427,226 reflecting the net change in the lower of cost or market inventory reserve from $690,110 at December 31, 2014 to $1,117,336 at December 31, 2015. In the year ended December 31, 2014, the Company first recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $690,110.